EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS	6 Months Ended
Jun. 30, 2022
Postemployment Benefits [Abstract]
EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS	EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS
The following table summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and six months ended June 30, 2022 and 2021:

	Pension		Healthcare		Other
	Three Months Ended June 30,		Three Months Ended June 30,		Three Months Ended June 30,
	2022	2021	2022	2021	2022	2021
	(in millions)
Service cost	$3	$4	$1	$1	$1	$1
Interest cost	7	4	2	2	—	—
Expected return on assets	(12)	(14)	(2)	(1)	—	—
Amortization of:
Prior service credit	—	—	(32)	(34)	—	—
Actuarial loss	5	7	1	—	—	1
Net periodic benefit cost	$3	$1	$(30)	$(32)	$1	$2

	Pension		Healthcare		Other
	Six Months Ended June 30,		Six Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021	2022	2021
	(in millions)
Service cost	$6	$7	$2	$2	$3	$3
Interest cost	14	9	3	3	—	—
Expected return on assets	(24)	(27)	(3)	(3)	—	—
Amortization of:
Prior service credit	—	—	(63)	(68)	—	—
Actuarial loss	10	13	1	1	—	1
Net periodic benefit cost	$6	$2	$(60)	$(65)	$3	$4

Net amounts recognized in the consolidated balance sheet as of December 31, 2021 consisted of:

	Pension	Healthcare	Other
	December 31, 2021	December 31, 2021	December 31, 2021
	(in millions)
Other assets	$40	$—	$—
Pension, postretirement and other postemployment benefits	(409)	(141)	(125)
Net liability recognized at end of year	$(369)	$(141)	$(125)
On February 20, 2018, CNH Industrial announced that the United States Supreme Court ruled in its favor in Reese vs. CNH Industrial N.V. and CNH Industrial America LLC. The decision allowed CNH Industrial to terminate or modify various retiree healthcare benefits previously provided to certain UAW Union represented Company retirees. On April 16, 2018, CNH Industrial announced its determination to modify the benefits provided to the applicable retirees (“Benefit Modification”) to make them consistent with the benefits provided to current eligible CNH Industrial retirees who had been represented by the UAW. The Benefit Modification resulted in a reduction of the plan liability by $527 million. This amount will be amortized from Other Comprehensive Income ("OCI") to the income statement over approximately 4.5 years, which represents the average service period to attain eligibility conditions for active participants. For the three and six months ended June 30, 2022 and 2021, $30 million and $60 million of amortization (“Benefit Modification Amortization”) was recorded as a pre-tax gain in Other, net, respectively.
In 2021, CNH Industrial communicated plan changes for the US retiree medical plan. The plan changes resulted in a reduction of the plan liability by $100 million. This amount will be amortized from OCI to the income statement over approximately 4 years, which represents the average service period to attain eligibility conditions for active participants. For the three and six months ended June 30, 2022, $6 million and $12 million of amortization was recorded as a pre-tax gain in Other, net, respectively.